Net Loss Per Share - Summary of Computation of Basic and Diluted Net Loss and Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net income	$ (3,009)	$ 859	$ (5,754)	$ 3,063	$ (9,257)	$ (12,291)	$ (7,904)	$ (18,485)	$ (24,522)	$ (56,466)
Weighted average number of shares of common stock - basic and diluted (in shares)									1,853,348	1,120,626
Net loss per share - basic and diluted (in dollars per share)									$ (13.23)	$ (50.39)